Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2019
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents, and restricted cash as reported in the Company’s consolidated statement of cash flows includes the aggregate amounts of cash and cash equivalents and the restricted cash as shown on the consolidated balance sheet. Cash, cash equivalents, and restricted cash as reported in the Company’s consolidated statement of cash flows consists of the following (in thousands):

	As of April 30,
	2019	2018
Cash and cash equivalents	$298,000	$50,941
Restricted cash	2,280	668
Cash, cash equivalents and restricted cash	$300,280	$51,609

Schedule of Activity Related to Allowance for Doubtful Accounts	Activity related to the Company’s allowance for doubtful accounts was as follows (in thousands):

	Year ended April 30,
	2019	2018	2017
Beginning balance	$776	$357	$52
Bad debt expense	1,105	1,265	431
Accounts written off	(470)	(846)	(126)
Ending balance	$1,411	$776	$357

Schedule of Acquired Amortizable Intangible Assets Amortized Over Estimated Useful Lives of Assets

Acquired amortizable intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets.

Useful life
(in years)
Trade names	$4
Customer relationships	4
Developed technology	4-5